Subsequent Events (Details) - Subsequent event $ / shares in Units, $ in Millions	Mar. 01, 2026 $ / shares	Mar. 01, 2025 $ / shares	Mar. 01, 2024 $ / shares	Aug. 11, 2022 shares	Aug. 10, 2022 USD ($)	Aug. 16, 2022 shares
Share-based payment arrangement, option
Subsequent Event [Line Items]
Granted during the year (in shares) | shares				4,000,000
Shares per share option (in shares)				1
Vesting period				3 years 6 months
Share-based payment arrangement, option | Share-based payment arrangement, tranche one
Subsequent Event [Line Items]
Granted during the year (in dollars per share) | $ / shares			$ 4.00
Share-based payment award, vesting rights, percentage			33.33%
Share-based payment arrangement, option | Share-based payment arrangement, tranche two
Subsequent Event [Line Items]
Granted during the year (in dollars per share) | $ / shares		$ 4.75
Share-based payment award, vesting rights, percentage		33.33%
Share-based payment arrangement, option | Share-based payment arrangement, tranche three
Subsequent Event [Line Items]
Granted during the year (in dollars per share) | $ / shares	$ 5.50
Share-based payment award, vesting rights, percentage	33.33%
Performance shares | Chief Executive Officer
Subsequent Event [Line Items]
Granted during the period, other than share options (in shares) | shares				500,000
Common shares | Forecast
Subsequent Event [Line Items]
Sale of stock, public offering | $					$ 250.0
Stock authorized during period (in shares) | shares						40,000,000
Additional underwriters option | Forecast
Subsequent Event [Line Items]
Sale of stock, public offering | $					$ 25.0